Borrowings (Non-Current) (Details) - Schedule of Borrowings Consist Non Current - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Secured Borrowings
Vehicles Loans from Financial Institutions	$ 1,728,190	$ 3,889,131
Term Loans from a Bank	769,795	10,185
Secured Borrowings [Member]
Secured Borrowings
Vehicles Loans from Financial Institutions		$ 10,185